Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 75,034	¥ 58,803
Fair value, available-for-sale securities		23,743,660	31,673,890
Amortized cost, held-to-maturity securities		2,072,468	1,519,055
Total		1,892,665
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		38,011	38,379
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		3,959	2,165
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		13,737	8,444
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		4,804	2,578
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities	[1]	7,579	3,985
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		863	312
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		321	214
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		4,095	1,705
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,665	1,021
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	23,793,172	31,702,397
Gross unrealized gains, available-for-sale securities		25,522	30,296
Gross unrealized losses, available-for-sale securities		75,034	58,803
Fair value, available-for-sale securities		23,743,660	31,673,890
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	17,134,700	25,191,315
Gross unrealized gains, available-for-sale securities		6,614	5,794
Gross unrealized losses, available-for-sale securities		38,011	38,379
Fair value, available-for-sale securities		17,103,303	25,158,730
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	500,473	421,557
Gross unrealized gains, available-for-sale securities		149	254
Gross unrealized losses, available-for-sale securities		3,959	2,165
Fair value, available-for-sale securities		496,663	419,646
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	448,530	381,653
Gross unrealized gains, available-for-sale securities		0	0
Gross unrealized losses, available-for-sale securities		13,737	8,444
Fair value, available-for-sale securities		434,793	373,209
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	1,284,950	1,338,295
Gross unrealized gains, available-for-sale securities		97	220
Gross unrealized losses, available-for-sale securities		4,804	2,578
Fair value, available-for-sale securities		1,280,243	1,335,937
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[4]	500,825	452,830
Gross unrealized gains, available-for-sale securities	[4]	1,112	1,695
Gross unrealized losses, available-for-sale securities	[4]	7,579	3,985
Fair value, available-for-sale securities	[4]	494,358	450,540
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	52,866	58,246
Gross unrealized gains, available-for-sale securities		97	194
Gross unrealized losses, available-for-sale securities		863	312
Fair value, available-for-sale securities		52,100	58,128
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	864,060	848,568
Gross unrealized gains, available-for-sale securities		4,838	5,437
Gross unrealized losses, available-for-sale securities		321	214
Fair value, available-for-sale securities		868,577	853,791
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	2,115,489	2,222,670
Gross unrealized gains, available-for-sale securities		10,422	14,212
Gross unrealized losses, available-for-sale securities		4,095	1,705
Fair value, available-for-sale securities		2,121,816	2,235,177
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[5]	891,279	787,263
Gross unrealized gains, available-for-sale securities	[5]	2,193	2,490
Gross unrealized losses, available-for-sale securities	[5]	1,665	1,021
Fair value, available-for-sale securities	[5]	891,807	788,732
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	2,072,468	1,519,055
Gross unrealized gains, held-to-maturity securities		3,973	5,125
Gross unrealized losses, held-to-maturity securities		183,776	58,604
Total		1,892,665	1,465,576
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	839,581	479,980
Gross unrealized gains, held-to-maturity securities		3,973	5,101
Gross unrealized losses, held-to-maturity securities		667	0
Total		842,887	485,081
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3],[6]	1,232,887	1,039,075
Gross unrealized gains, held-to-maturity securities	[6]	0	24
Gross unrealized losses, held-to-maturity securities	[6]	183,109	58,604
Total	[6]	¥ 1,049,778	¥ 980,495

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥261,867 million at March 31, 2022, and ¥350,451 million at September 30, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥4,702 million at March 31, 2022, and ¥5,274 million at September 30, 2022 and included in Accrued income.
[3]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥34,326 million at March 31, 2022.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥450,507 million and ¥33 million, respectively, at March 31, 2022, and ¥494,324 million and ¥34 million, respectively, at September 30, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[5]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥247,762 million at March 31, 2022, and ¥226,762 million at September 30, 2022.
[6]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.